Income Taxes	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Income Taxes

8. INCOME TAXES

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥31,861	¥58,564	¥(11,860)	$(142,892)
Foreign	(922)	(1,040)	57,260	689,880

	¥30,939	¥57,524	¥45,400	$546,988

Provision for income taxes:
Current:
Domestic	¥20,077	¥26,897	¥(2,821)	$(33,988)
Foreign	7,244	598	24,486	295,012

	27,321	27,495	21,665	261,024

Deferred:
Domestic	(4,473)	(3,505)	639	7,699
Foreign	(690)	3,688	317	3,819

	(5,163)	183	956	11,518

Consolidated provision for income taxes	¥22,158	¥27,678	¥22,621	$272,542

Total income taxes are allocated as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Provision for income taxes relating to continuing operations	¥22,158	¥27,678	¥22,621	$272,542
Equity:
Foreign currency translation adjustments	(19)	(2)	(20)	(241)
Net unrealized gains and losses on securities	366	361	65	783
Net unrealized gains and losses on derivatives	(4)	(547)	(8)	(96)
Pension liability adjustments	(22,879)	4,761	(107)	(1,289)

	¥(378)	¥32,251	¥22,551	$271,699

The Company and its domestic subsidiaries are subject to a national corporate tax of 30%, an inhabitant tax of approximately 6% and a deductible enterprise tax approximately 8%, which in the aggregate resulted in the normal statutory tax rate of approximately 41%. The normal statutory tax rate differs from the effective tax rate for the years ended March 31, 2009, 2010 and 2011 as a result of the following:

	2009	2010	2011
Normal statutory tax rate	41%	41%	41%
Nondeductible expenses and tax-exempt income	1	2	4
Recognition of valuation allowance	45	16	25
Reversal of valuation allowance	(8)	(5)	(3)
Tax credit for increased research and development expense	(3)	(8)	(2)
Unrecognized tax benefits	13	(1)	0
Taxes on undistributed earnings of overseas subsidiaries	(8)	3	0
Prior period tax accrual adjustment	(5)	(2)	0
Difference in statutory tax rates of foreign subsidiaries	(7)	(3)	(13)
Other, net	3	5	(2)

Effective tax rate	72%	48%	50%

Nondeductible expenses include directors' bonuses and entertainment expenses.

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred tax assets:
Accrued expenses	¥24,380	¥22,176	$267,181
Property, plant and equipment	5,657	4,560	54,940
Accrued pension and severance costs	55,051	56,130	676,265
Net operating loss carryforwards	26,110	35,718	430,337
Other	23,456	21,856	263,325

Total gross deferred tax assets	134,654	140,440	1,692,048
Less - Valuation allowance	(28,982)	(36,249)	(436,735)

Total deferred tax assets	105,672	104,191	1,255,313

Deferred tax liabilities:
Sales-type leases	(3,758)	(2,482)	(29,904)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,086)	(12,011)	(144,711)
Net unrealized gains and losses on securities	(1,957)	(1,993)	(24,012)
Basis difference of acquired intangible assets	(23,470)	(19,889)	(239,626)
Other	(2,992)	(6,422)	(77,373)

Total deferred tax liabilities	(44,083)	(42,797)	(515,626)

Net deferred tax assets	¥61,589	¥61,394	$739,687

Net deferred tax assets as of March 31, 2010 and 2011 are included in the consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred income taxes and other (Current assets)	¥41,684	¥47,973	$577,988
Lease deposits and other (Investments and other assets)	40,233	35,653	429,554
Accrued expenses and other (Current liabilities)	(1,098)	(3,182)	(38,337)
Deferred income taxes and other (Long-term liabilities)	(19,230)	(19,050)	(229,518)

	¥61,589	¥61,394	$739,687

The net changes in the total valuation allowance for the years ended March 31, 2009, 2010 and 2011 were increases of ¥13,511 million, ¥4,810 million and ¥7,267 million ($87,554 thousand), respectively. The valuation allowance primarily relates to deferred tax assets of the consolidated subsidiaries with net operating loss carryforwards for tax purposes that are not expected to be realized.

In assessing the realizability of deferred tax assets, Ricoh considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and whether loss carryforwards are utilizable. Ricoh considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, Ricoh believes it is more likely than not that the deferred tax assets of these deductible differences, net of the existing valuation allowance will be realized. The amount of the deferred tax asset considered realizable, however, would be reduced if estimates of future taxable income during the carryforward period are reduced.

As of March 31, 2011, the Company and certain subsidiaries had net operating losses carried forward for income tax purposes of approximately ¥157,772 million ($1,900,867 thousand) which were available to reduce future taxable income, if any. Approximately ¥5,836 million ($70,313 thousand) of the operating losses will expire within 3 years, ¥38,195 million ($460,181 thousand) will expire within 4 years to 7 years and ¥90,261 million ($1,087,482 thousand) will expire over 7 years. The remainder have indefinite carryforward period.

Ricoh has not recognized a deferred tax liability for certain portion of the undistributed earnings of its foreign subsidiaries of ¥348,551 million ($4,199,410 thousand) as of March 31, 2011 because Ricoh considers these earnings to be indefinitely reinvested. The calculation of the related unrecognized deferred tax liability is not practicable.

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen			Thousands of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥5,623	¥11,816	¥12,050	$145,180
Additions due to acquisition	1,917	—	—	—
Additions for tax positions of current year	4,350	473	12	145
Additions for tax positions of prior years	1,538	1,573	148	1,783
Reductions for tax positions of prior years	(546)	(519)	(313)	(3,771)
Settlements	(721)	(628)	(243)	(2,928)
Effect of exchange rate changes	(345)	(665)	(1,201)	(14,469)

Ending balance	¥11,816	¥12,050	¥10,453	$125,940

Total amount of unrecognized tax benefits as of March 31, 2010 and 2011 that would reduce the effective tax rate, if recognized, are ¥10,624 and ¥9,114 million ($109,807 thousand), respectively.

Although Ricoh believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Based on each of the items of which Ricoh is aware as of March 31, 2011, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Ricoh recognizes interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statements of income. Both interest and penalties accrued as of March 31, 2010 and 2011 and interest and penalties included in provision for income taxes for the years ended March 31, 2009, 2010 and 2011 are not material.

Ricoh files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Ricoh is no longer subject to regular income tax examinations by the tax authority for fiscal years before 2009. While there has been no specific indication by the tax authority that Ricoh will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for fiscal years after 2005. In other major foreign tax jurisdictions, including the United States and United Kingdom, Ricoh is no longer subject to income tax examinations by tax authorities for fiscal years before 2006 with few exceptions.